Business Combinations - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Earnings before interest, taxes, depreciation and amortization	€ 184,868	€ 153,320